Related Party Transactions - Summary of Compensation to Key Management Personnel (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,390,127	$ 45,399	$ 1,962,298	$ 1,744,903
Post-employment benefits	3,841	126	4,344	3,505
Share-based payments	21,033	687	445,287	163,697
Total	$ 1,415,001	$ 46,212	$ 2,411,929	$ 1,912,105